ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Customer deposits		¥ 46,930,870	¥ 25,159,835
Advance from customers		50,048,183	17,397,603
Accrued employee payroll and welfare		46,181,537	36,356,667
Accrued advertising and promotion expense		6,600,440	2,073,493
Accrued interest payable on 2018 Senior Notes		6,121,016
Accrued professional service fees		3,520,035	20,606,759
Accrued liability related to customer loyalty program		4,412,036	3,740,948
Others		29,174,847	21,906,685
Total	$ 29,792,362	¥ 192,988,964	¥ 127,241,990